Employee Pension and Postretirement Benefit Plans - Accumulated Benefit Obligation and Weighted Average Assumptions Used (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 333.9	$ 296.7
Weighted average assumptions used to determine the pension benefit obligations:
Discount rate	3.25%	4.40%
Minimum
Weighted average assumptions used to determine the pension benefit obligations:
Rate of compensation increases	3.50%	3.50%
Maximum
Weighted average assumptions used to determine the pension benefit obligations:
Rate of compensation increases	4.00%	4.00%